Finance income (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Income [Abstract]
Summary of Finance Income

	2023	2022	2021
	€	€	€
Foreign exchange differences	(3,116,662)	11,100,392	11,760,469
Interest income (expense)	224,494	(16,105)	(267,510)
Other finance expenses	(20,475)	(23,149)	(14,995)
	(2,912,643)	11,061,138	11,477,964